Retirement Arrangement (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of benefit obligation:
Obligation at January 1	$ 5,623,000
Obligation at December 31	6,665,000	5,623,000
Retirement Arrangements (Textuals) [Abstract]
Defined Contribution Plan Contributions By Employer	2,140,000	1,558,000	1,341,000
Expected benefit payments under SERP for next five fiscal years	4,043,000
Expected Benefit Payments Under SERP Thereafter	2,479,000
Accrued liability for SERP	$ 6,665,000	$ 5,623,000